Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Income Tax Recognized in Net Earnings

Income tax recognized in net earnings is comprised of the following:

	Years Ended December 31

(in thousands)	2017	2016
Current income tax expense related to foreign jurisdictions	$326	$(28)

Deferred income tax expense (recovery) related to:

Origination and reversal of temporary differences	$3,602	$4,053

Reversal of write down of previously recognized temporary differences	(4,814)	(5,355)

Total deferred income tax recovery	$(1,212)	$(1,302)

Income tax recovery recognized in net earnings	$(886)	$(1,330)

Schedule of Income Tax Recognized as Component of OCI

Income tax recognized as a component of OCI is comprised of the following:

	Years Ended December 31

(in thousands)	2017	2016

Deferred income tax expense related to LTIs - common shares held	$1,091	$846

Deferred income tax expense recognized in OCI	$1,091	$846

Schedule of Income Tax Recognized Directly in Equity

Income tax recognized directly in equity is comprised of the following:

	Years Ended December 31

(in thousands)	2017	2016

Deferred income tax expense (recovery) related to:

Origination and reversal of temporary differences	$-	$(1,447)

Write down (reversal of write down) of previously recognized temporary differences	(65)	1,989

Deferred income tax expense (recovery) recognized in equity	$(65)	$542

Schedule of Provision for Income taxes

The provision for income taxes differs from the amount that would be obtained by applying the statutory income tax rate to consolidated earnings before income taxes due to the following:

	Years Ended December 31

(in thousands)	2017	2016

Earnings before income taxes	$56,817	$193,807
Canadian federal and provincial income tax rates [1]	26.00%	26.00%

Income tax expense based on above rates	$14,772	$50,390

Non-deductible stock based compensation and other	2,206	4,001

Differences in tax rates in foreign jurisdictions	(16,605)	(72,898)

Impact of tax rate changes	(47)	-

Current period unrecognized temporary differences - impairments	-	16,874

Current period unrecognized temporary differences	3,602	5,658

Write down (reversal of write down) of previously recognized temporary differences	(4,814)	(5,355)

Income tax recovery	$(886)	$(1,330)

1) Effective January 1, 2018, the BC corporate tax rate increased from 11% to 12%, resulting in the Company’s statutory tax rate increasing to 27% for years 2018 and beyond.

Deferred Income Tax Assets and Liabilities Recognized

The movement in deferred income tax assets and liabilities for the years ended December 31, 2017 and December 31, 2016, respectively, is shown below:

	Year Ended December 31, 2017

Recognized deferred income tax assets and liabilities	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance
Deferred tax assets

Non-capital losses	$3,508	$299	$-	$41	$3,848

Capital losses	846	1,119	-	-	1,965

Other	43	104	-	-	147

Deferred tax liabilities

Interest capitalized for accounting	(84)	(3)	-	-	(87)

Financing fees	173	(572)	-	24	(375)

Convertible note receivable	-	(29)	-	-	(29)

Long-term investments	(846)	-	(1,091)	-	(1,937)

Silver and gold interests	(3,640)	108	-	-	(3,532)

Other	(262)	186	-	-	(76)
Total	$(262)	$1,212	$(1,091)	$65	$(76)

	Year Ended December 31, 2016

Recognized deferred income tax assets and liabilities	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance
Deferred tax assets

Non-capital losses	$3,486	$19	$-	$3	$3,508

Financing fees	979	(261)	-	(545)	173

Capital losses	-	846	-	-	846

Other	276	(233)	-	-	43

Deferred tax liabilities

Interest capitalized for accounting	(84)	-	-	-	(84)

Long-term investments	-	-	(846)	-	(846)

Silver and gold interests	(4,657)	1,017	-	-	(3,640)

Other	(176)	(86)	-	-	(262)

Total	$(176)	$1,302	$(846)	$(542)	$(262)

Schedule of Deferred Income Tax Assets Unrecognized

Deferred income tax assets in Canada not recognized are shown below:

	December 31	December 31

	2017	2016

Non-capital losses	$ 32,388	$ 25,002

Financing fees	7,451	10,480

Silver and gold interests	70,514	70,913

Other	1,366	1,394

Capital losses	10,356	11,019

Unrealized losses on long-term investments	7,828	8,928

Total	$ 129,903	$ 127,736